Net income (loss) per share and net income (loss) attributable to common stockholders (Tables)	12 Months Ended
Dec. 31, 2023
Net income (loss) per share and net income (loss) attributable to common stockholders
Schedule of computation of the basic and diluted net income (loss) per share

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net income (loss) attributable to X Financial	825,407,023	811,996,439	1,186,793,974	167,156,435
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	329,230,273	316,444,826	288,115,969	288,115,969
Basic net income (loss) per share	2.51	2.57	4.12	0.58
Diluted effects of stock options and RSUs	7,650,809	5,958,561	2,717,245	2,717,245
Weighted average number of ordinary shares used in computing diluted EPS	336,881,082	322,403,387	290,833,214	290,833,214
Diluted net income (loss) per share	2.45	2.52	4.08	0.57

Schedule of instruments not included in the computation of diluted income (loss) per share

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
Stock options	32,139,614	29,293,014	3,602,998
Restricted stocks units	27,100,812	21,398,126	12,613,046